UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00041

GENERAL AMERICAN INVESTORS COMPANY, INC.
(Exact name of registrant as specified in charter)

100 Park Avenue, 35th Floor, New York, NY 10017
(Address of principal executive offices)(Zip code)

Eugene S. Stark
General American Investors Company, Inc.
100 Park Avenue, 35th Floor,
New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-916-8400

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

			Value
Shares	COMMON STOCKS		(note 1a)
AEROSPACE/DEFENSE (4.7%)
300,000	The Boeing Company		$16,245,000
215,000	Textron Inc.		4,080,700
325,000	United Technologies Corporation		19,802,250
		(COST $52,290,876)	40,127,950
BUILDING AND REAL ESTATE (2.8%)
1,872,000	CEMEX, S.A. de C.V. ADR (a)	(COST $24,109,388)	24,186,240
COMMUNICATIONS AND INFORMATION SERVICES (7.0%)
960,000	Cisco Systems, Inc. (a)		22,598,400
78,000	Leap Wireless International, Inc. (a)		1,524,900
435,500	MetroPCS Communications, Inc. (a)		4,076,280
700,000	QUALCOMM Incorporated		31,486,000
		(COST $48,102,659)	59,685,580
COMPUTER SOFTWARE AND SYSTEMS (9.1%)
1,290,000	Dell Inc. (a)		19,685,400
570,000	Microsoft Corporation		14,660,400
221,100	NetEase.com, Inc. (a)		10,099,848
67,100	Nintendo Co., Ltd.		17,210,884
565,000	Teradata Corporation (a)		15,548,800
		(COST $81,433,781)	77,205,332
CONSUMER PRODUCTS AND SERVICES (10.7%)
350,000	Diageo plc ADR		21,521,500
375,000	Heineken N. V.		17,344,706
466,100	Hewitt Associates, Inc. Class A (a)		16,980,023
450,000	Nestle S.A.		19,065,960
285,000	PepsiCo, Inc.		16,718,100
		(COST $78,280,572)	91,630,289
ENVIRONMENTAL CONTROL (INCLUDING SERVICES) (5.2%)
949,000	Republic Services, Inc.		25,214,930
630,000	Waste Management, Inc.		18,786,600
		(COST $38,960,134)	44,001,530
FINANCE AND INSURANCE (20.0%)
BANKING (1.1%)
155,000	M&T Bank Corporation	(COST $789,946)	9,659,600
INSURANCE (14.8%)
175,000	The Allstate Corporation		5,358,500
315,000	Arch Capital Group Ltd. (a)		21,275,100
300,000	AXIS Capital Holdings Limited		9,054,000
140	Berkshire Hathaway Inc. Class A (a)		14,140,000
250,000	Everest Re Group, Ltd.		21,925,000
525,000	Fidelity National Financial, Inc.		7,917,000
280,000	MetLife, Inc.		10,659,600
275,000	PartnerRe Ltd.		21,158,500
83,000	Transatlantic Holdings, Inc.		4,164,110
215,000	The Travelers Companies, Inc.		10,584,450
		(COST $63,761,058)	126,236,260
OTHER (4.1%)
350,000	American Express Company		11,865,000
1,666,667	Epoch Holding Corporation		14,583,336
645,000	Nelnet, Inc. (a)		8,023,800
		(COST $30,642,922)	34,472,136
		(COST $95,193,926)	170,367,996

			Value
Shares	COMMON STOCKS (continued)		(note 1a)
HEALTH CARE / PHARMACEUTICALS (4.4%)
529,900	Cytokinetics, Incorporated (a)		$2,803,171
119,500	Gilead Sciences, Inc. (a)		5,556,750
195,344	Poniard Pharmaceuticals, Inc. (a)		1,461,173
564,273	Wyeth		27,412,383
		(COST $33,562,783)	37,233,477
MACHINERY AND EQUIPMENT (2.8%)
1,200,000	ABB Ltd. ADR	(COST $13,364,456)	24,048,000
METAL (1.9%)
254,200	Alpha Natural Resources, Inc. (a)		8,922,420
150,000	Nucor Corporation		7,051,500
		(COST $19,939,605)	15,973,920
MISCELLANEOUS (5.7%)
	Other (b)	(COST $49,806,683)	48,957,185
OIL AND NATURAL GAS (INCLUDING SERVICES) (13.2%)
295,478	Apache Corporation		27,133,745
100,000	Devon Energy Corporation		6,733,000
800,000	Halliburton Company		21,696,000
250,000	McDermott International, Inc. (a)		6,317,500
2,050,000	Weatherford International Ltd. (a)		42,496,500
200,000	XTO Energy Inc.		8,264,000
		(COST $76,204,267)	112,640,745
RETAIL TRADE (15.6%)
575,000	Costco Wholesale Corporation		32,418,500
250,000	Target Corporation		11,670,000
1,675,000	The TJX Companies, Inc.		62,226,250
550,000	Wal-Mart Stores, Inc.		26,999,500
		(COST $55,773,354)	133,314,250
SEMICONDUCTORS (2.4%)
700,000	ASML Holding N.V.	(COST $16,353,613)	20,699,000
TECHNOLOGY (3.6%)
750,000	International Game Technology		16,110,000
1,900,000	Xerox Corporation		14,706,000
		(COST $34,368,474)	30,816,000
TRANSPORTATION (0.9%)
236,100	Alexander & Baldwin, Inc.	(COST $11,005,032)	7,576,449
TOTAL COMMON STOCKS (110.0%)		(COST $728,749,603)	938,463,943
Principal Amount	CORPORATE DEBT (c)
CONSUMER PRODUCTS AND SERVICES (1.0%)
$9,600,000	Smithfield Foods, Inc.
	7.75% due 5/15/2013	(COST $7,613,724)	8,592,000
SEMICONDUCTORS (1.3%)
$8,000,000	ASML Holding N.V.
	5.75% due 6/13/2017	(COST $6,990,709)	11,024,761
TECHNOLOGY (1.0%)
$10,000,000	VeriFone Holdings, Inc.
	1.375% due 6/15/2012	(COST $5,506,223)	8,551,000
TOTAL CORPORATE DEBT (3.3%)		(COST $20,110,656)	28,167,761

Shares	SHORT-TERM SECURITY AND OTHER ASSETS
65,883,660	SSgA Prime Money Market Fund (7.7%)	(COST $65,883,660)	$65,883,660
TOTAL INVESTMENTS (d) (121.0%)		(COST $814,743,919)	1,032,515,364
Cash, receivables and other assets less liabilities (1.3%)			10,568,164
PREFERRED STOCK (-22.3%)			(190,117,175)
NET ASSETS APPLICABLE TO COMMON STOCK (100%)			$852,966,353
(a) Non-income producing security.
(b) Securities which have been held for less than one year, not previously disclosed, and not restricted.
(c) Level 2 fair value measurement, note 8.
(d) At September 30, 2009: (1) the cost of investments for Federal income tax purposes was the same as the cost for financial reporting purposes,
(2) aggregate gross unrealized appreciation was $282,209,800, (3) aggregate gross unrealized depreciation was $64,438,355, and (4) net unrealized appreciation was $217,771,445.

Contracts		Value
(100 shares each) COMMON STOCK/EXPIRATION DATE/EXERCISE PRICE		(note 1a)
PUT OPTION
AGRICULTURAL
150 Monsanto Company/October 09/$75.00	(PREMIUM DEPOSITED WITH BROKERS $29,954)	$21,000

NOTES TO FINANCIAL STATEMENTS (Unaudited)
General American Investors

General American Investors Company, Inc. (the "Company"), established in 1927, is registered under the
Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors.

1. SECURITY VALUATION

Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Equity securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and NASDAQ equity securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for options written) on the valuation date. Equity securities traded primarily in foreign markets are generally valued at the preceding closing price of such securities on their respective exchanges or markets.
Corporate debt securities, domestic and foreign, are generally traded in the over-the-counter market rather than on a securities exchange. The Company utilizes the latest bid prices provided by independent dealers and information with respect to transactions in such securities to assist in determining current market value.
If, after the close of foreign markets, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio. Investments in money market funds are valued at their net asset value.

2. OPTIONS

The Company may purchase and write (sell) put and call options. The Company typically purchases put options or writes call options to hedge the value of portfolio investments while it typically purchases call options and writes put options to obtain equity market exposure under specified circumstances. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums received from writing options are reported as a liability on the Statement of Assets and Liabilities. Those that expire unexercised are treated by the Company on the expiration date as realized gains on written option transactions in the Statement of Operations. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on written option transactions in the
Statement of Operations. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss on investments in the Statement of Operations. If a put option is exercised, the premium reduces the cost basis for the securities purchased by the Company and is parenthetically disclosed under cost of investments on the
Statement of Assets and Liabilities. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

3. FAIR VALUE MEASUREMENTS

Various data inputs are used in determining the value of the Company’s investments. These inputs are summarized in a hierarchy consisting of the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities (including money market funds which are valued using amortized cost and which transact at net asset value, typically $1 per share),
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.), and
Level 3 - significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Company’s net assets as of September 30, 2009:

Assets	Level 1	Level 2	Level 3	Total
Common stocks	$938,463,943	—	—	$938,463,943
Corporate debt	—	$28,167,761	—	28,167,761
Money market fund	65,883,660	—	—	65,883,660
Total	$1,004,347,603	$28,167,761	—	$1,032,515,364

Liabilities
Options written	($21,000)	—	—	($21,000)

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) As of September 30, 2009, an evaluation was performed under the supervision and with the participation of the officers of General American Investors Company, Inc. (the "Registrant"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the
Registrant's disclosure controls and procedures. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 30, 2009, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications of the principal executive officer and principal financial officer pursuant to Rule
30a-2(a)under the Investment Company Act of 1940 are attached hereto as Exhibit 99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General American Investors Company, Inc.

By: /s/ Eugene S. Stark
Eugene S. Stark
Vice-President, Administration

Date: October 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Spencer Davidson
Spencer Davidson
President and Chief Executive Officer
(Principal Executive Officer)

Date: October 20, 2009

By: /s/ Eugene S. Stark
Eugene S. Stark
Vice-President, Administration
(Principal Financial Officer)

Date: October 20, 2009